GOODWILL - Roll forwards (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	$ 7,348,587	$ 7,318,594
Business combination	134,515
Impairment charge	(5,065)	(13,041)
Effect of movements in exchange rates	235,780	43,034
Balance at the end of the year	$ 7,713,817	$ 7,348,587